American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
(effective February 14, 2023, renamed Multisector Income Fund)
December 31, 2022

Strategic Income - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 38.3%
Aerospace and Defense — 0.3%
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	95,000	100,125
TransDigm, Inc., 4.625%, 1/15/29	120,000	105,723
		205,848
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	80,000	59,253
Airlines — 1.4%
American Airlines, Inc., 11.75%, 7/15/25(1)	280,000	300,952
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	108,461	104,491
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(1)	19,680	16,075
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	142,740	142,227
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	315,000	317,033
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	233,934	222,826
		1,103,604
Automobiles — 0.8%
Ford Motor Co., 6.10%, 8/19/32	200,000	185,057
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	200,000	186,954
General Motors Financial Co., Inc., 3.80%, 4/7/25	290,000	280,184
		652,195
Banks — 5.0%
Bank of America Corp., VRN, 6.20%, 11/10/28	377,000	389,919
Bank of America Corp., VRN, 4.57%, 4/27/33	60,000	55,052
Bank of America Corp., VRN, 5.02%, 7/22/33	58,000	55,236
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27	270,000	254,265
Citigroup, Inc., VRN, 5.61%, 9/29/26	310,000	311,652
Discover Bank, VRN, 4.68%, 8/9/28	630,000	604,804
Fifth Third Bancorp, VRN, 6.36%, 10/27/28	285,000	293,740
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	200,000	185,770
Huntington National Bank, 5.65%, 1/10/30	265,000	267,651
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	26,000	22,875
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	47,000	39,336
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	263,000	215,790
NatWest Group PLC, VRN, 5.52%, 9/30/28	295,000	291,867
Royal Bank of Canada, 6.00%, 11/1/27	180,000	187,967
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	200,000	157,489
Toronto-Dominion Bank, 2.00%, 9/10/31	144,000	113,749
Toronto-Dominion Bank, 2.45%, 1/12/32	140,000	113,763
U.S. Bancorp, VRN, 5.85%, 10/21/33	110,000	114,551
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	175,852
Wells Fargo & Co., VRN, 4.54%, 8/15/26	47,000	46,105
		3,897,433
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	354,000	314,249
Standard Industries, Inc., 4.375%, 7/15/30(1)	120,000	98,041
		412,290
Capital Markets — 3.6%
Deutsche Bank AG, VRN, 4.30%, 5/24/28	400,000	376,366
FS KKR Capital Corp., 4.25%, 2/14/25(1)	466,000	437,170
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	206,000	180,392

Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	205,000	182,821
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	23,000	21,050
Morgan Stanley, VRN, 2.63%, 2/18/26	156,000	146,606
Morgan Stanley, VRN, 2.70%, 1/22/31	560,000	463,957
Morgan Stanley, VRN, 2.51%, 10/20/32	70,000	54,967
Morgan Stanley, VRN, 6.34%, 10/18/33	130,000	136,630
Morgan Stanley, VRN, 2.48%, 9/16/36	56,000	40,734
Owl Rock Capital Corp., 3.40%, 7/15/26	379,000	331,372
UBS Group AG, VRN, 2.75%, 2/11/33(1)	535,000	414,808
		2,786,873
Chemicals — 0.9%
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	200,000	143,143
Celanese US Holdings LLC, 5.90%, 7/5/24	310,000	310,084
Tronox, Inc., 4.625%, 3/15/29(1)	260,000	216,612
		669,839
Consumer Finance — 0.8%
Navient Corp., 5.50%, 1/25/23	169,000	168,986
Navient Corp., 6.125%, 3/25/24	215,000	210,969
OneMain Finance Corp., 8.25%, 10/1/23	255,000	257,413
		637,368
Containers and Packaging — 0.9%
Ball Corp., 6.875%, 3/15/28	235,000	241,690
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	290,000	278,676
Sealed Air Corp., 5.00%, 4/15/29(1)	230,000	216,532
		736,898
Diversified Financial Services — 0.2%
Block Financial LLC, 3.875%, 8/15/30	174,000	152,640
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 4.50%, 5/15/35	110,000	100,381
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	365,000	358,130
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	415,000	351,395
Telecom Italia SpA, 5.30%, 5/30/24(1)	210,000	199,395
		1,009,301
Electric Utilities — 0.8%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	300,000	234,085
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	461,975	396,007
		630,092
Electronic Equipment, Instruments and Components — 0.2%
Sensata Technologies BV, 5.875%, 9/1/30(1)	195,000	185,088
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	119,000	107,332
Warnermedia Holdings, Inc., 5.14%, 3/15/52(1)	112,000	81,853
		189,185
Equity Real Estate Investment Trusts (REITs) — 3.0%
EPR Properties, 4.75%, 12/15/26	110,000	98,981
Equinix, Inc., 2.90%, 11/18/26	180,000	164,766
Iron Mountain, Inc., 5.625%, 7/15/32(1)	320,000	277,885
iStar, Inc., 4.75%, 10/1/24	41,000	40,763
iStar, Inc., 4.25%, 8/1/25	215,000	211,054
National Retail Properties, Inc., 4.30%, 10/15/28	475,000	441,671
Spirit Realty LP, 3.40%, 1/15/30	475,000	396,712
VICI Properties LP, 4.375%, 5/15/25	230,000	223,704
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	270,000	236,748
Welltower, Inc., 4.25%, 4/15/28	250,000	234,750
		2,327,034

Food and Staples Retailing — 0.5%
United Natural Foods, Inc., 6.75%, 10/15/28(1)(2)	425,000	409,033
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP, 3.875%, 4/1/29(1)	170,000	137,317
Health Care Providers and Services — 0.9%
Centene Corp., 3.375%, 2/15/30	230,000	194,954
Owens & Minor, Inc., 6.625%, 4/1/30(1)	375,000	322,762
Tenet Healthcare Corp., 6.125%, 10/1/28(1)(2)	175,000	157,050
		674,766
Hotels, Restaurants and Leisure — 1.6%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	84,000	68,510
Carnival Corp., 5.75%, 3/1/27(1)	110,000	78,735
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	230,000	206,582
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	273,000	216,026
Scientific Games International, Inc., 7.25%, 11/15/29(1)(2)	284,000	273,151
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	300,000	241,035
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	194,371
		1,278,410
Household Durables — 0.1%
Safehold Operating Partnership LP, 2.85%, 1/15/32	88,000	67,029
Insurance — 0.3%
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	31,000	25,973
SBL Holdings, Inc., VRN, 6.50%(1)(3)	247,000	191,425
		217,398
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25	380,000	382,998
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)(2)	254,000	260,811
Media — 2.5%
AMC Networks, Inc., 4.25%, 2/15/29(2)	266,000	166,135
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	350,000	329,583
DISH DBS Corp., 5.25%, 12/1/26(1)	380,000	320,800
DISH Network Corp., 11.75%, 11/15/27(1)	260,000	268,099
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	280,000	202,282
iHeartCommunications, Inc., 8.375%, 5/1/27(2)	145,000	123,610
Paramount Global, VRN, 6.25%, 2/28/57	270,000	218,104
Paramount Global, VRN, 6.375%, 3/30/62	245,000	200,650
VTR Finance NV, 6.375%, 7/15/28(1)	200,000	77,559
		1,906,822
Metals and Mining — 1.1%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	250,000	222,151
ATI, Inc., 4.875%, 10/1/29	180,000	159,301
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	328,000	291,574
GUSAP III LP, 4.25%, 1/21/30(1)	200,000	185,320
		858,346
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	271,000	255,090
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	172,000	139,119
		394,209
Multiline Retail — 0.1%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)(2)	60,000	52,152
Multi-Utilities — 0.3%
Sempra Energy, VRN, 4.125%, 4/1/52	300,000	233,773
Oil, Gas and Consumable Fuels — 5.1%
Antero Resources Corp., 7.625%, 2/1/29(1)(2)	82,000	82,562

Antero Resources Corp., 5.375%, 3/1/30(1)	330,000	306,392
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	250,000	248,450
Callon Petroleum Co., 7.50%, 6/15/30(1)(2)	100,000	91,630
Comstock Resources, Inc., 5.875%, 1/15/30(1)(2)	260,000	223,860
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	200,000	180,769
Ecopetrol SA, 5.875%, 9/18/23	185,000	184,211
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	240,000	235,340
Geopark Ltd., 5.50%, 1/17/27(1)	600,000	516,795
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	145,000	142,650
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	354,112
Occidental Petroleum Corp., 6.375%, 9/1/28	350,000	353,855
Occidental Petroleum Corp., 6.125%, 1/1/31(2)	250,000	252,779
Petroleos Mexicanos, 3.50%, 1/30/23	200,000	199,446
Petroleos Mexicanos, 5.95%, 1/28/31	300,000	227,740
Southwestern Energy Co., 5.375%, 3/15/30	400,000	365,578
		3,966,169
Road and Rail — 0.6%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	200,000	191,879
United Rentals North America, Inc., 6.00%, 12/15/29(1)	255,000	253,897
		445,776
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.00%, 4/15/29(1)	155,000	141,128
Micron Technology, Inc., 6.75%, 11/1/29	180,000	183,246
		324,374
Software — 0.5%
Gen Digital, Inc., 7.125%, 9/30/30(1)(2)	385,000	378,782
Technology Hardware, Storage and Peripherals — 0.4%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)(2)	350,000	282,036
Thrifts and Mortgage Finance — 0.2%
Nationwide Building Society, 4.85%, 7/27/27(1)	200,000	195,237
Trading Companies and Distributors — 0.6%
Air Lease Corp., 2.75%, 1/15/23	445,000	444,482
Wireless Telecommunication Services — 1.6%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	84,000	80,103
Kenbourne Invest SA, 4.70%, 1/22/28(1)	300,000	234,375
Sprint LLC, 7.125%, 6/15/24	190,000	194,130
Sprint LLC, 7.625%, 2/15/25	545,000	563,821
T-Mobile USA, Inc., 4.375%, 4/15/40	180,000	154,352
		1,226,781
TOTAL CORPORATE BONDS (Cost $31,786,488)		29,791,642
U.S. TREASURY SECURITIES — 26.7%
U.S. Treasury Notes, 0.125%, 7/31/23	1,100,000	1,071,069
U.S. Treasury Notes, 4.50%, 11/30/24	5,000,000	5,000,586
U.S. Treasury Notes, 1.75%, 12/31/24	500,000	474,688
U.S. Treasury Notes, 4.25%, 12/31/24(4)	1,000,000	996,602
U.S. Treasury Notes, 1.50%, 2/15/25(5)	6,750,000	6,354,492
U.S. Treasury Notes, 2.625%, 4/15/25	1,500,000	1,443,984
U.S. Treasury Notes, 2.875%, 6/15/25	600,000	579,984
U.S. Treasury Notes, 3.00%, 7/15/25	500,000	484,375
U.S. Treasury Notes, 4.50%, 11/15/25	1,400,000	1,408,641
U.S. Treasury Notes, 3.875%, 11/30/27	1,700,000	1,690,969
U.S. Treasury Notes, 3.875%, 11/30/29	600,000	596,109
U.S. Treasury Notes, 4.125%, 11/15/32	600,000	612,422
TOTAL U.S. TREASURY SECURITIES (Cost $21,131,415)		20,713,921

ASSET-BACKED SECURITIES — 9.8%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		236,487	172,979
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		189,000	161,810
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, SEQ, 4.19%, 6/5/49(1)		266,310	262,511
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		234,646	177,320
Capital Automotive LLC, Series 2017-1A, Class A2, SEQ, 4.18%, 4/15/47(1)		125,299	120,275
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		200,000	182,725
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	86,675
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		216,664	182,394
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		316,434	256,230
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	250,000	168,737
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	135,233
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		362,000	300,926
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		325,000	256,249
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)		94,000	89,694
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, SEQ, 4.12%, 7/25/48(1)		300,480	285,562
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, SEQ, 4.33%, 7/25/48(1)		116,160	107,808
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		173,833	156,953
Falcon Aerospace Ltd., Series 2019-1, Class A, SEQ, 3.60%, 9/15/39(1)		293,466	238,160
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)		100,000	84,298
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	262,207
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		145,851	121,019
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		241,699	185,792
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		186,775	151,252
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		392,442	326,381
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		234,828	217,958
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)		300,000	253,019
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)		350,000	326,653
Sabey Data Center Issuer LLC, Series 2021-1, Class A2, SEQ, 1.88%, 6/20/46(1)		195,000	166,179
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		186,658	141,598
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)		42,391	40,002
Sierra Timeshare Receivables Funding LLC, Series 2022-3A, Class C, 7.63%, 7/20/39(1)		312,649	314,524
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		226,550	184,718
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)		356,778	348,326
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		122,672	104,840
Start Ltd., Series 2018-1, Class A, SEQ, 4.09%, 5/15/43(1)		281,955	225,867
Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, SEQ, 2.10%, 9/20/45(1)		78,356	68,360
Trinity Rail Leasing LP, Series 2009-1A, Class A, SEQ, 6.66%, 11/16/39(1)		121,494	118,539
Vantage Data Centers Issuer LLC, Series 2018-2A, Class A2, SEQ, 4.20%, 11/15/43(1)		220,608	215,356
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)		192,000	169,567
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		250,000	220,129
TOTAL ASSET-BACKED SECURITIES (Cost $8,582,619)			7,588,825
COLLATERALIZED LOAN OBLIGATIONS — 8.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class AS, VRN, 5.90%, (1-month SOFR plus 1.56%), 9/15/34(1)		276,000	271,991
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 6.88%, (3-month LIBOR plus 2.80%), 1/15/29(1)		250,000	224,358
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/15/30(1)		150,000	141,078
BDS Ltd., Series 2020-FL5, Class AS, VRN, 5.79%, (1-month SOFR plus 1.46%), 2/16/37(1)		200,000	197,129
BDS Ltd., Series 2020-FL6, Class E, VRN, 7.17%, (30-day average SOFR plus 3.36%), 9/15/35(1)		146,000	139,181
BDS Ltd., Series 2021-FL8, Class A, VRN, 5.26%, (1-month LIBOR plus 0.92%), 1/18/36(1)		148,156	143,882
BXMT Ltd., Series 2021-FL4, Class A, VRN, 5.37%, (1-month LIBOR plus 1.05%), 5/15/38(1)		265,000	260,314
CBAM Ltd., Series 2017-1A, Class B, VRN, 6.04%, (3-month LIBOR plus 1.80%), 7/20/30(1)		250,000	241,413
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 5.93%, (3-month LIBOR plus 1.85%), 10/15/31(1)		215,535	214,166
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 7.89%, (3-month LIBOR plus 3.65%), 7/20/30(1)		250,000	225,389

CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 5.93%, (3-month LIBOR plus 1.85%), 11/16/30(1)	100,000	95,137
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.31%, (3-month LIBOR plus 1.70%), 11/15/28(1)	250,000	236,740
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 6.72%, (1-month LIBOR plus 2.40%), 9/15/37(1)	132,500	126,586
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(1)	250,000	240,678
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 6.96%, (3-month LIBOR plus 2.95%), 1/14/28(1)	250,000	244,147
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 8.67%, (3-month LIBOR plus 4.35%), 1/22/28(1)	275,000	248,045
Marathon CLO V Ltd., Series 2013-5A, Class A1R, VRN, 5.55%, (3-month LIBOR plus 0.87%), 11/21/27(1)	83,002	82,871
MF1 Ltd., Series 2018-2A, Class D, VRN, 8.55%, (1-month SOFR plus 4.21%), 11/15/35(1)	356,000	348,486
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 6.43%, (3-month LIBOR plus 2.15%), 10/21/30(1)	275,000	260,576
Octagon Investment Partners XV Ltd., Series 2017-3A, Class CRR, VRN, 6.23%, (3-month LIBOR plus 2.00%), 7/19/30(1)	175,000	166,057
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2, VRN, 6.03%, (3-month SOFR plus 2.65%), 1/15/31(1)	250,000	247,317
PFP Ltd., Series 2021-7, Class A, VRN, 5.17%, (1-month LIBOR plus 0.85%), 4/14/38(1)	43,895	43,082
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 5.34%, (1-month LIBOR plus 0.95%), 7/25/36(1)	115,915	110,509
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 6.29%, (1-month LIBOR plus 1.90%), 7/25/36(1)	250,000	237,994
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 6.59%, (3-month LIBOR plus 2.35%), 1/20/32(1)	100,000	95,389
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.62%, (1-month SOFR plus 2.30%), 6/17/37(1)	198,000	193,672
Silver Creek CLO Ltd., Series 2014-1A, Class CR, VRN, 6.54%, (3-month LIBOR plus 2.30%), 7/20/30(1)	300,000	289,458
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 5.94%, (3-month LIBOR plus 1.70%), 1/20/32(1)	250,000	241,054
Symphony CLO XIV Ltd., Series 2014-14A, Class CR, VRN, 6.11%, (3-month LIBOR plus 2.10%), 7/14/26(1)	275,000	270,855
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 7.37%, (3-month LIBOR plus 3.04%), 4/26/28(1)	250,000	241,052
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 6.64%, (3-month LIBOR plus 2.40%), 9/15/30(1)	200,000	190,790
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,413,200)		6,269,396
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
Private Sponsor Collateralized Mortgage Obligations — 6.0%
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	9,853	9,026
Angel Oak Mortgage Trust, Series 2019-4, Class A3, SEQ, VRN, 3.30%, 7/26/49(1)	2,053	2,040
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	123,320	114,364
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	400,000	239,131
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.53%, 1/25/49(1)	300,000	258,233
Arroyo Mortgage Trust, Series 2019-3, Class M1, VRN, 4.20%, 10/25/48(1)	250,000	197,193
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 6.80%, (1-year H15T1Y plus 2.25%), 2/25/36	10,124	9,709
Bellemeade Re Ltd., Series 2017-1, Class B1, SEQ, VRN, 9.14%, (1-month LIBOR plus 4.75%), 10/25/27(1)	250,000	250,239
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 7.74%, (1-month LIBOR plus 3.35%), 10/25/27(1)	20,853	20,855
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 7.29%, (1-month LIBOR plus 2.90%), 4/25/28(1)	166,785	166,491
Bellemeade Re Ltd., Series 2018-3A, Class M1B, VRN, 6.24%, (1-month LIBOR plus 1.85%), 10/25/28(1)	83,449	83,389
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 6.34%, (1-month LIBOR plus 1.95%), 7/25/29(1)	200,000	198,282
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 7.99%, (1-month LIBOR plus 3.60%), 6/25/30(1)	225,613	225,528
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.09%, 8/25/34	25,300	24,238
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class M1, VRN, 3.26%, 10/25/66(1)	300,000	182,858
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.11%, 5/25/65(1)	250,000	209,839
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	312,601	228,407
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.22%, 3/25/50(1)	237,124	186,364
Home RE Ltd., Series 2020-1, Class B1, VRN, 11.39%, (1-month LIBOR plus 7.00%), 10/25/30(1)	225,000	224,493
Home RE Ltd., Series 2022-1, Class M1A, VRN, 6.78%, (30-day average SOFR plus 2.85%), 10/25/34(1)	75,000	74,288
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.49%, 5/25/65(1)	250,000	209,828
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 7.58%, (30-day average SOFR plus 3.65%), 3/25/51(1)	102,815	86,459
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 4.98%, 10/25/49(1)	279,882	235,231
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.51%, 11/25/35	11,695	11,042

Radnor RE Ltd., Series 2019-1, Class M1B, VRN, 6.34%, (1-month LIBOR plus 1.95%), 2/25/29(1)	258,604	255,762
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 9.99%, (1-month LIBOR plus 5.60%), 10/25/30(1)	79,746	79,919
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 7.79%, (1-month LIBOR plus 3.40%), 8/25/33(1)	40,349	40,351
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 8.29%, (1-month LIBOR plus 3.90%), 8/25/33(1)	150,000	149,636
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 6.44%, (1-month LIBOR plus 2.05%), 10/25/33(1)	12,686	12,671
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 5.83%, (30-day average SOFR plus 1.90%), 2/25/34(1)	209,729	208,853
Verus Securitization Trust, Series 2021-R1, Class M1, SEQ, 2.34%, 10/25/63(1)	100,000	79,487
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	225,359
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	200,000	177,160
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	1,543	1,586
		4,678,311
U.S. Government Agency Collateralized Mortgage Obligations — 1.5%
FHLMC, Series 2017-HRP1, Class M2, VRN, 6.84%, (1-month LIBOR plus 2.45%), 12/25/42	105,679	104,660
FHLMC, Series 2021-VOLT, Class M2, VRN, 7.54%, (1-month LIBOR plus 3.15%), 9/25/50(1)	43,927	43,953
FHLMC, Series 2022-DNA3, Class M1A, VRN, 5.93%, (30-day average SOFR plus 2.00%), 4/25/42(1)	167,167	166,409
FHLMC, Series 2022-DNA5, Class M1A, VRN, 6.88%, (30-day average SOFR plus 2.95%), 6/25/42(1)	221,683	224,394
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.08%, (30-day average SOFR plus 2.15%), 9/25/42(1)	162,934	163,097
FNMA, Series 2015-C02, Class 1M2, VRN, 8.39%, (1-month LIBOR plus 4.00%), 5/25/25	66,930	67,316
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	353,765	67,471
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	290,655	54,642
FNMA, Series 2018-C01, Class 1ED2, VRN, 5.24%, (1-month LIBOR plus 0.85%), 7/25/30	68,503	68,140
FNMA, Series 2019-R06, Class 2M2, VRN, 6.49%, (1-month LIBOR plus 2.10%), 9/25/39(1)	46,333	46,272
FNMA, Series 2022-R06, Class 1M1, VRN, 6.68%, (30-day average SOFR plus 2.75%), 5/25/42(1)	129,286	130,967
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	251,501	37,748
		1,175,069
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,592,968)		5,853,380
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
BBCMS Mortgage Trust, Series 2017-DELC, Class F, VRN, 7.94%, (1-month LIBOR plus 3.63%), 8/15/36(1)	160,000	154,023
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.48%, (1-month LIBOR plus 2.16%), 11/15/34(1)	172,000	148,600
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.17%, (1-month LIBOR plus 2.85%), 11/15/34(1)	183,000	151,587
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	350,000	263,807
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 6.32%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	373,196
BX Trust, Series 2021-ARIA, Class G, VRN, 7.46%, (1-month LIBOR plus 3.14%), 10/15/36(1)	186,000	167,023
BXP Trust, Series 2017-CC, Class D, VRN, 3.55%, 8/13/37(1)	180,000	141,728
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, VRN, 4.74%, 1/10/36(1)	280,000	266,906
Great Wolf Trust, Series 2020-1INV, Class C, VRN, 5.95%, (1-month LIBOR plus 1.63%), 12/15/36(1)	163,000	155,907
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	164,175
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 6.67%, (1-month LIBOR plus 2.35%), 3/15/38(1)	142,531	134,879
Med Trust, Series 2021-MDLN, Class F, VRN, 8.32%, (1-month LIBOR plus 4.00%), 11/15/38(1)	219,300	202,729
MHP Trust, Series 2022-MHIL, Class D, VRN, 5.95%, (1-month SOFR plus 1.61%), 1/15/27(1)	294,413	274,598
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	121,000	107,794
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 5.82%, (1-month LIBOR plus 1.50%), 1/15/36(1)	154,000	142,443
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,106,934)		2,849,395
PREFERRED STOCKS — 2.7%
Banks — 1.6%
Banco Mercantil del Norte SA, 8.375%(1)	200,000	198,600
Barclays PLC, 4.375%(2)	200,000	153,000
BNP Paribas SA, 7.75%(1)	125,000	123,750
JPMorgan Chase & Co., 4.60%	615,000	543,506
PNC Financial Services Group, Inc., 3.40%	250,000	198,750
		1,217,606
Capital Markets — 0.4%
Bank of New York Mellon Corp., 3.75%	355,000	286,824

Insurance — 0.4%
Allianz SE, 3.20%(1)	455,000	339,321
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	320,000	248,000
TOTAL PREFERRED STOCKS (Cost $2,402,971)		2,091,751
BANK LOAN OBLIGATIONS(6) — 1.2%
Food and Staples Retailing†
United Natural Foods, Inc., Term Loan B, 7.69%, (1-month SOFR plus 3.25%), 10/22/25	38,994	38,952
Health Care Providers and Services — 0.3%
Surgery Center Holdings, Inc., 2021 Term Loan, 8/31/26(7)	246,000	243,513
Pharmaceuticals — 0.6%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.19%, (1-month LIBOR plus 1.75%), 3/15/28	165,060	165,105
Jazz Financing Lux S.a.r.l., USD Term Loan, 7.88%, (1-month LIBOR plus 3.50%), 5/5/28	311,324	309,062
		474,167
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 7.97%, (1-month SOFR plus 3.75%), 3/1/29	208,950	195,070
TOTAL BANK LOAN OBLIGATIONS (Cost $966,514)		951,702
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Mexico — 0.2%
Mexico Government International Bond, 4.875%, 5/19/33	200,000	183,988
Saudi Arabia — 0.2%
Saudi Government International Bond, 5.50%, 10/25/32(1)	140,000	148,261
South Africa — 0.4%
Republic of South Africa Government International Bond, 5.875%, 6/22/30	300,000	280,106
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $656,674)		612,355
SHORT-TERM INVESTMENTS — 6.4%
Money Market Funds — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,674	3,674
State Street Navigator Securities Lending Government Money Market Portfolio(8)	3,287,593	3,287,593
		3,291,267
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $241,575), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $237,211)		237,100
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/47, valued at $1,485,140), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $1,456,689)		1,456,000
		1,693,100
TOTAL SHORT-TERM INVESTMENTS (Cost $4,984,367)		4,984,367
TOTAL INVESTMENT SECURITIES—105.2% (Cost $86,624,150)		81,706,734
OTHER ASSETS AND LIABILITIES — (5.2)%		(4,059,236)
TOTAL NET ASSETS — 100.0%		$77,647,498

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	309,062	CAD	420,191	Morgan Stanley	3/15/23	$(1,445)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	28	March 2023	$3,144,313	$(34,763)
U.S. Treasury 10-Year Ultra Notes	74	March 2023	8,752,812	(114,616)
U.S. Treasury 2-Year Notes	13	March 2023	2,666,016	(8,572)
U.S. Treasury 5-Year Notes	73	March 2023	7,878,867	(38,220)
			$22,442,008	$(196,171)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	9	March 2023	$1,128,094	$24,506
U.S. Treasury Ultra Bonds	2	March 2023	268,625	8,042
			$1,396,719	$32,548
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,066,191, which represented 49.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,171,363. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Perpetual maturity with no stated maturity date.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $423,633.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,287,593.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.  Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$29,791,642	—
U.S. Treasury Securities	—	20,713,921	—
Asset-Backed Securities	—	7,588,825	—
Collateralized Loan Obligations	—	6,269,396	—
Collateralized Mortgage Obligations	—	5,853,380	—
Commercial Mortgage-Backed Securities	—	2,849,395	—
Preferred Stocks	—	2,091,751	—
Bank Loan Obligations	—	951,702	—
Sovereign Governments and Agencies	—	612,355	—
Short-Term Investments	$3,291,267	1,693,100	—
	$3,291,267	$78,415,467	—
Other Financial Instruments
Futures Contracts	$32,548	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$196,171	—	—
Forward Foreign Currency Exchange Contracts	—	$1,445	—
	$196,171	$1,445	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.